Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 227,117	$ 19,303
Restricted cash	5,736	11,425
Total cash and cash equivalents and restricted cash	$ 232,853	$ 30,728	$ 29,815	$ 30,402